Supplement (Vanguard Growth and Income Fund)	12 Months Ended
Sep. 30, 2010
Participant
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Supplement to the Prospectus and Summary Prospectus Dated January 27, 2011

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Growth and Income Fund has restructured the Fund's investment advisory team effective September 2011, removing Mellon Capital Management Corporation (Mellon Capital) as the investment advisor and reallocating the assets managed by Mellon Capital equally across three new advisors to the Fund: D. E. Shaw Investment Management, L.L.C. (DESIM); Los Angeles Capital Management and Equity Research, Inc. (LA Capital); and The Vanguard Group, Inc. (Vanguard).

DESIM, LA Capital, and Vanguard each independently select and maintain a portfolio of securities for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, Vanguard will also invest a small percentage of the Fund's assets in stock index futures and/or shares of exchange-traded funds to facilitate cash flows to and from the Fund's advisors. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time ..

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under "Fees and Expenses" are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.31%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses 0.34%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5Years 10Years

$35 $109 $191 $431

Participant:
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Supplement to the Prospectus and Summary Prospectus Dated January 27, 2011

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Growth and Income Fund has restructured the Fund's investment advisory team effective September 2011, removing Mellon Capital Management Corporation (Mellon Capital) as the investment advisor and reallocating the assets managed by Mellon Capital equally across three new advisors to the Fund: D. E. Shaw Investment Management, L.L.C. (DESIM); Los Angeles Capital Management and Equity Research, Inc. (LA Capital); and The Vanguard Group, Inc. (Vanguard).

DESIM, LA Capital, and Vanguard each independently select and maintain a portfolio of securities for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, Vanguard will also invest a small percentage of the Fund's assets in stock index futures and/or shares of exchange-traded funds to facilitate cash flows to and from the Fund's advisors. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time ..

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under "Fees and Expenses" are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral(tm) Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses 0.23%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5Years 10Years

$24 $74 $130 $293

Retail
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Supplement to the Prospectus and Summary Prospectus Dated January 27, 2011

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Growth and Income Fund has restructured the Fund's investment advisory team effective September 2011, removing Mellon Capital Management Corporation (Mellon Capital) as the investment advisor and reallocating the assets managed by Mellon Capital equally across three new advisors to the Fund: D. E. Shaw Investment Management, L.L.C. (DESIM); Los Angeles Capital Management and Equity Research, Inc. (LA Capital); and The Vanguard Group, Inc. (Vanguard).

DESIM, LA Capital, and Vanguard each independently select and maintain a portfolio of securities for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, Vanguard will also invest a small percentage of the Fund's assets in stock index futures and/or shares of exchange-traded funds to facilitate cash flows to and from the Fund's advisors. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time ..

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under "Fees and Expenses" are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admirall(tm) Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances below $10,000) $20/year $20/year

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.31% 0.20%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.03%

Total Annual Fund Operating Expenses 0.34% 0.23%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5Years 10Years

Investor Shares $35 $109 $191 $431

Admiral Shares $24 $74 $130 $293